GAMING SUBCONCESSION, NET - Schedule of Gaming Subconcession, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Deemed cost	$ 900,000	$ 900,000
Less: accumulated amortization	(414,969)	(357,732)
Gaming subconcession, net	$ 485,031	$ 542,268